Employee benefit obligations - Defined benefit obligations and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit plan
Employee benefit obligations
Unfunded defined benefit obligations	$ 403	$ 455
Defined benefit obligation	2,503	2,762
Defined benefit assets	1,673	1,897
Other employee benefit obligations
Employee benefit obligations
Interest cost relating to employee benefit obligations	4	3	$ 3
Current service cost relating to employee benefit obligations	6	4
Extinguished defined benefit pension plans
Employee benefit obligations
Employer contributions		7
Exceptional items | UK Pension plan
Employee benefit obligations
pass Service credit offset by service cost	8	0
Exceptional items | Metal Beverage UK | Defined benefit plan
Employee benefit obligations
Past service credit gain (loss)	1
Germany | Defined benefit plan
Employee benefit obligations
Past service credit gain (loss)	12	0
Defined benefit obligation	$ 386	405
Netherlands | Defined benefit plan
Employee benefit obligations
Past service credit gain (loss)		10
Netherlands | Defined benefit plan transfer to multi-employer plan, plan two [member]
Employee benefit obligations
Defined benefit obligation		602	552
Defined benefit assets		$ 602	$ 541